Schedule of salient details of SARs (Details) - MiX Telematics Limited [Member]		12 Months Ended
		Mar. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2024 R / shares	Mar. 31, 2023 R / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Anticipated forfeiture rate (%)		5.00%
Stock Appreciation Rights (SARs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date		Jun. 26, 2023	Nov. 01, 2022
Grant date fair value | (per share)	[1]		$ 0.14	R 1.93	R 2.58
Award price | (per share)	[1]	$ 0.27	0.28	5.01	5.10
JSE share price on grant date | (per share)	[1]	$ 0.27	$ 0.32	R 5.01	R 5.80
Expiry date		Jun. 26, 2029	Nov. 01, 2028
Total shareholder return of (%)		10.00%	10.00%
Remaining contractual life		5 years 2 months 12 days	4 years 7 months 6 days
Volatility (%)		52.60%	50.40%
Anticipated forfeiture rate (%)		5.00%	5.00%
Anticipated dividend yield (%)		3.75%	3.71%
Annual risk-free interest rate (%)		8.97%	8.74%
Stock Appreciation Rights (SARs) [Member] | June Twenty Six Two Thousands Twenty Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value	[1]	$ 0.10

[1]	For purposes of this table, the award price has been converted, based on the South African Rand/U.S. Dollar exchange rate in effect as of grant date.